Long Term Debt - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025	Jan. 01, 2024
Disclosure of Long term debt [Line Items]
Financial liabilities at amortised cost	$ 360,783	$ 507,283	$ 507,283	$ 421,705
Current portion	8,752	8,994
Non-current portion	352,031	498,289
Increase in financial liabilities from business combinations	7,462	3,517
Increase in financial liabilities	391,623	365,994
Decrease in financial liabilities	(544,867)	(283,790)
Transaction costs incurred on financial liabilities	(1,086)	(829)
Amortization of transaction costs	301	656
Gains losses on exchange differences included in profit or loss	67	30
Revolving Credit And Swing Line Facilities [Member]
Disclosure of Long term debt [Line Items]
Financial liabilities at amortised cost	224,491	369,333
Term Loan A [Member]
Disclosure of Long term debt [Line Items]
Financial liabilities at amortised cost	124,933	124,882
Seller Notes [Member]
Disclosure of Long term debt [Line Items]
Financial liabilities at amortised cost	$ 11,359	$ 13,068